Vanguard® 500 Index Fund
Schedule of Investments (unaudited)
As of September 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Communication Services (11.3%)
*	Facebook Inc. Class A	50,070,466	16,993,415
*	Alphabet Inc. Class A	6,324,323	16,908,204
*	Alphabet Inc. Class C	5,917,688	15,772,473
*	Walt Disney Co.	38,168,341	6,456,938
*	Netflix Inc.	9,196,637	5,613,075
	Comcast Corp. Class A	96,209,190	5,380,980
	Verizon Communications Inc.	86,958,657	4,696,637
	AT&T Inc.	149,974,395	4,050,808
*	Charter Communications Inc. Class A	2,664,391	1,938,504
*	T-Mobile U.S. Inc.	12,320,159	1,574,024
	Activision Blizzard Inc.	16,336,486	1,264,281
*	Twitter Inc.	16,762,141	1,012,266
*	Match Group Inc.	5,814,688	912,848
	Electronic Arts Inc.	5,976,492	850,156
	ViacomCBS Inc. Class B	12,722,722	502,675
*	Take-Two Interactive Software Inc.	2,446,990	377,008
	Omnicom Group Inc.	4,504,014	326,361
	Interpublic Group of Cos. Inc.	8,268,020	303,188
	Fox Corp. Class A	6,697,097	268,621
	Lumen Technologies Inc.	20,890,068	258,828
*	Live Nation Entertainment Inc.	2,767,725	252,223
	News Corp. Class A	10,671,819	251,108
*	DISH Network Corp. Class A	5,230,429	227,314
*	Discovery Inc. Class C	6,383,963	154,939
	Fox Corp. Class B	3,222,783	119,630
*,1	Discovery Inc. Class A	3,546,671	90,014
	News Corp. Class B	14,719	342
			86,556,860
Consumer Discretionary (12.3%)
*	Amazon.com Inc.	9,148,251	30,052,370
*	Tesla Inc.	17,043,560	13,216,940
	Home Depot Inc.	22,333,209	7,331,099
	NIKE Inc. Class B	26,845,757	3,898,809
	McDonald's Corp.	15,686,438	3,782,157
	Lowe's Cos. Inc.	14,848,202	3,012,106
	Starbucks Corp.	24,767,216	2,732,072
	Target Corp.	10,391,679	2,377,304
*	Booking Holdings Inc.	862,492	2,047,444
	TJX Cos. Inc.	25,343,422	1,672,159
*	General Motors Co.	30,493,718	1,607,324
*	Ford Motor Co.	82,425,670	1,167,148
*	Chipotle Mexican Grill Inc. Class A	590,083	1,072,488

		Shares	Market Value ($000)
	Dollar General Corp.	4,961,903	1,052,618
	eBay Inc.	13,655,537	951,381
*	O'Reilly Automotive Inc.	1,448,090	884,870
*	Marriott International Inc. Class A	5,746,823	851,047
*	Aptiv plc	5,682,620	846,540
	Ross Stores Inc.	7,502,455	816,642
*	Hilton Worldwide Holdings Inc.	5,854,879	773,488
*	AutoZone Inc.	452,512	768,361
	Yum! Brands Inc.	6,208,869	759,407
	DR Horton Inc.	6,845,125	574,785
*	Etsy Inc.	2,658,132	552,785
	Lennar Corp. Class A	5,705,846	534,524
*	Caesars Entertainment Inc.	4,482,182	503,259
	Best Buy Co. Inc.	4,734,021	500,433
*	Expedia Group Inc.	3,051,154	500,084
	Garmin Ltd.	3,190,646	496,018
	Tractor Supply Co.	2,401,189	486,505
*	Dollar Tree Inc.	4,871,163	466,268
	VF Corp.	6,843,698	458,459
*	CarMax Inc.	3,421,634	437,832
*	Carnival Corp.	16,769,659	419,409
*	Royal Caribbean Cruises Ltd.	4,706,809	418,671
*	Ulta Beauty Inc.	1,150,012	415,062
	Darden Restaurants Inc.	2,736,819	414,546
	Domino's Pizza Inc.	774,064	369,198
	Pool Corp.	842,144	365,836
	Genuine Parts Co.	3,007,698	364,623
	MGM Resorts International	8,399,511	362,439
	Bath & Body Works Inc.	5,559,734	350,430
*	NVR Inc.	70,765	339,253
	Advance Auto Parts Inc.	1,374,352	287,088
*	LKQ Corp.	5,677,973	285,716
	Whirlpool Corp.	1,317,841	268,655
*	Las Vegas Sands Corp.	7,219,725	264,242
	PulteGroup Inc.	5,450,527	250,288
	Hasbro Inc.	2,718,053	242,505
*	Penn National Gaming Inc.	3,292,499	238,574
	BorgWarner Inc. (XNYS)	5,035,838	217,599
	Tapestry Inc.	5,855,909	216,786
*	Mohawk Industries Inc.	1,174,246	208,311
*	Norwegian Cruise Line Holdings Ltd.	7,777,273	207,731
*	Wynn Resorts Ltd.	2,210,620	187,350
	Newell Brands Inc.	7,947,782	175,964
*	PVH Corp.	1,499,918	154,177
	Hanesbrands Inc.	7,327,893	125,747
	Leggett & Platt Inc.	2,800,766	125,586
	Ralph Lauren Corp. Class A	1,021,164	113,390
	Gap Inc.	4,519,781	102,599
*	Under Armour Inc. Class A	4,026,971	81,264
*	Under Armour Inc. Class C	4,299,492	75,327
	Lennar Corp. Class B	76,975	5,973
			94,839,065
Consumer Staples (5.8%)
	Procter & Gamble Co.	50,985,223	7,127,734
	PepsiCo Inc.	29,030,388	4,366,461
	Coca-Cola Co.	81,601,081	4,281,609
	Walmart Inc.	30,016,371	4,183,682
	Costco Wholesale Corp.	9,285,271	4,172,336

		Shares	Market Value ($000)
	Philip Morris International Inc.	32,736,323	3,103,076
	Altria Group Inc.	38,736,516	1,763,286
	Mondelez International Inc. Class A	29,361,250	1,708,238
	Estee Lauder Cos. Inc. Class A	4,870,954	1,460,945
	Colgate-Palmolive Co.	17,718,774	1,339,185
	Kimberly-Clark Corp.	7,074,935	937,004
	Sysco Corp.	10,747,453	843,675
	General Mills Inc.	12,732,282	761,645
	Constellation Brands Inc. Class A	3,533,457	744,464
	Walgreens Boots Alliance Inc.	15,083,235	709,666
	Archer-Daniels-Midland Co.	11,752,361	705,259
*	Monster Beverage Corp.	7,889,192	700,797
	Kroger Co.	13,280,943	536,949
	Kraft Heinz Co.	14,130,527	520,286
	Hershey Co.	3,054,009	516,891
	Tyson Foods Inc. Class A	6,191,417	488,750
	Clorox Co.	2,579,113	427,127
	Church & Dwight Co. Inc.	5,155,779	425,713
	McCormick & Co. Inc.	5,233,406	424,063
	Kellogg Co.	5,369,003	343,187
	Conagra Brands Inc.	10,088,110	341,684
	J M Smucker Co.	2,275,411	273,118
	Brown-Forman Corp. Class B	3,837,399	257,144
	Hormel Foods Corp.	5,919,873	242,715
	Lamb Weston Holdings Inc.	3,047,737	187,040
	Molson Coors Beverage Co. Class B	3,955,679	183,464
	Campbell Soup Co.	4,269,275	178,498
			44,255,691
Energy (2.7%)
	Exxon Mobil Corp.	88,927,031	5,230,688
	Chevron Corp.	40,622,835	4,121,187
	ConocoPhillips	28,129,665	1,906,347
	EOG Resources Inc.	12,265,283	984,534
	Schlumberger NV	29,368,747	870,490
	Marathon Petroleum Corp.	13,408,208	828,761
	Pioneer Natural Resources Co.	4,764,632	793,359
	Kinder Morgan Inc.	40,934,497	684,834
	Phillips 66	9,198,013	644,137
	Valero Energy Corp.	8,585,460	605,876
	Williams Cos. Inc.	21,914,523	568,463
	Occidental Petroleum Corp.	18,627,431	550,999
	ONEOK Inc.	9,358,949	542,725
	Devon Energy Corp.	13,221,331	469,490
	Hess Corp.	5,787,913	452,094
	Baker Hughes Co. Class A	17,397,780	430,247
	Halliburton Co.	18,714,819	404,614
	Diamondback Energy Inc.	3,574,204	338,370
	Marathon Oil Corp.	16,554,795	226,304
	Cabot Oil & Gas Corp.	8,390,794	182,584
	APA Corp.	7,948,987	170,347
*	NOV Inc.	318	4
			21,006,454
Financials (11.3%)
*	Berkshire Hathaway Inc. Class B	38,925,302	10,624,272
	JPMorgan Chase & Co.	62,763,671	10,273,785
	Bank of America Corp.	155,539,361	6,602,646
	Wells Fargo & Co.	86,252,893	4,002,997

		Shares	Market Value ($000)
	Citigroup Inc.	42,572,462	2,987,735
	Morgan Stanley	30,659,007	2,983,428
	Goldman Sachs Group Inc.	7,080,620	2,676,687
	BlackRock Inc.	3,004,886	2,520,078
	Charles Schwab Corp.	31,532,257	2,296,810
	American Express Co.	13,515,660	2,264,278
	S&P Global Inc.	5,061,938	2,150,767
	PNC Financial Services Group Inc.	8,926,829	1,746,445
	U.S. Bancorp	28,339,427	1,684,496
	Truist Financial Corp.	28,039,125	1,644,495
	Marsh & McLennan Cos. Inc.	10,641,037	1,611,372
	Chubb Ltd.	9,215,557	1,598,715
	Capital One Financial Corp.	9,370,272	1,517,703
	CME Group Inc.	7,543,539	1,458,770
	Intercontinental Exchange Inc.	11,829,114	1,358,219
	Aon plc Class A (XNYS)	4,741,782	1,355,059
	Moody's Corp.	3,402,750	1,208,351
	Progressive Corp.	12,291,982	1,111,072
	MSCI Inc. Class A	1,731,750	1,053,493
	American International Group Inc.	17,965,403	986,121
	MetLife Inc.	15,301,191	944,543
	T Rowe Price Group Inc.	4,767,122	937,693
	Bank of New York Mellon Corp.	16,682,874	864,840
	Prudential Financial Inc.	8,126,037	854,859
*	SVB Financial Group	1,232,464	797,256
	Travelers Cos. Inc.	5,239,436	796,447
	Allstate Corp.	6,211,516	790,788
	Discover Financial Services	6,291,256	772,881
	First Republic Bank	3,703,936	714,415
	Aflac Inc.	12,964,342	675,831
	Arthur J Gallagher & Co.	4,341,602	645,379
	Ameriprise Financial Inc.	2,388,700	630,903
	Willis Towers Watson plc	2,709,973	629,960
	Fifth Third Bancorp	14,505,187	615,600
	Synchrony Financial	11,969,121	585,051
	Hartford Financial Services Group Inc.	7,290,991	512,192
	State Street Corp.	5,778,262	489,534
	Huntington Bancshares Inc.	31,008,366	479,389
	Nasdaq Inc.	2,457,947	474,433
	Northern Trust Corp.	4,378,439	472,039
	KeyCorp.	20,084,407	434,225
	Regions Financial Corp.	20,045,981	427,180
	Citizens Financial Group Inc.	8,948,008	420,377
	M&T Bank Corp.	2,702,339	403,567
	Cincinnati Financial Corp.	3,147,986	359,563
	Raymond James Financial Inc.	3,889,466	358,920
	Principal Financial Group Inc.	5,242,063	337,589
	MarketAxess Holdings Inc.	797,927	335,680
	Cboe Global Markets Inc.	2,239,115	277,337
	Brown & Brown Inc.	4,911,537	272,345
	Lincoln National Corp.	3,709,856	255,053
	Loews Corp.	4,268,982	230,226
	Comerica Inc.	2,812,465	226,403
	W R Berkley Corp.	2,948,568	215,776
	Zions Bancorp NA	3,403,644	210,652
	Everest Re Group Ltd.	837,431	210,011
	Assurant Inc.	1,235,069	194,832
	Franklin Resources Inc.	5,913,765	175,757

		Shares	Market Value ($000)
	Globe Life Inc.	1,965,478	174,986
	Invesco Ltd.	7,170,916	172,891
	People's United Financial Inc.	9,001,778	157,261
*	Berkshire Hathaway Inc. Class A	6	2,468
	Unum Group	165	4
			87,254,930
Health Care (13.2%)
	Johnson & Johnson	55,292,986	8,929,817
	UnitedHealth Group Inc.	19,805,098	7,738,644
	Pfizer Inc.	117,765,409	5,065,090
	Thermo Fisher Scientific Inc.	8,263,297	4,721,070
	Abbott Laboratories	37,236,461	4,398,743
	Danaher Corp.	13,345,366	4,062,863
	AbbVie Inc.	37,118,324	4,003,954
	Merck & Co. Inc.	53,170,002	3,993,599
	Eli Lilly & Co.	16,676,573	3,853,122
	Medtronic plc	28,227,304	3,538,293
*	Moderna Inc.	7,376,229	2,838,816
	Bristol-Myers Squibb Co.	46,674,742	2,761,745
	Amgen Inc.	11,927,319	2,536,344
*	Intuitive Surgical Inc.	2,497,357	2,482,747
	CVS Health Corp.	27,716,806	2,352,048
	Zoetis Inc.	9,954,848	1,932,634
	Anthem Inc.	5,121,125	1,909,155
	Stryker Corp.	7,049,239	1,859,025
	Gilead Sciences Inc.	26,335,562	1,839,539
	Becton Dickinson and Co.	6,032,455	1,482,898
*	Edwards Lifesciences Corp.	13,092,786	1,482,234
	Cigna Corp.	7,143,987	1,429,940
*	Regeneron Pharmaceuticals Inc.	2,207,748	1,336,085
*	Boston Scientific Corp.	29,907,343	1,297,680
	HCA Healthcare Inc.	5,178,237	1,256,862
*	Illumina Inc.	3,081,475	1,249,877
*	DexCom Inc.	2,032,235	1,111,348
*	IDEXX Laboratories Inc.	1,787,006	1,111,339
	Humana Inc.	2,699,538	1,050,525
*	Align Technology Inc.	1,543,527	1,027,109
	Agilent Technologies Inc.	6,373,908	1,004,082
*	Vertex Pharmaceuticals Inc.	5,449,283	988,445
*	IQVIA Holdings Inc.	4,025,014	964,152
*	Biogen Inc.	3,130,771	885,977
	Baxter International Inc.	10,502,085	844,683
	ResMed Inc.	3,056,993	805,671
*	Centene Corp.	12,244,388	762,948
*	Mettler-Toledo International Inc.	485,636	668,896
	West Pharmaceutical Services Inc.	1,554,063	659,762
	McKesson Corp.	3,249,791	647,943
	Zimmer Biomet Holdings Inc.	4,385,699	641,891
*	Laboratory Corp. of America Holdings	2,031,650	571,788
*	Catalent Inc.	3,577,343	476,037
*	Waters Corp.	1,288,698	460,452
	Cerner Corp.	6,207,605	437,760
*	Charles River Laboratories International Inc.	1,059,068	437,046
	STERIS plc	2,095,004	427,967
	Cooper Cos. Inc.	1,034,199	427,445
	PerkinElmer Inc.	2,354,298	407,976
	Bio-Techne Corp.	816,820	395,807
*	Hologic Inc.	5,323,479	392,926

		Shares	Market Value ($000)
	AmerisourceBergen Corp. Class A	3,141,912	375,301
	Quest Diagnostics Inc.	2,565,930	372,855
	Teleflex Inc.	982,864	370,097
	Viatris Inc.	25,397,135	344,131
*	Bio-Rad Laboratories Inc. Class A	451,379	336,706
*	ABIOMED Inc.	953,275	310,310
	Cardinal Health Inc.	6,093,452	301,382
*	Incyte Corp.	3,942,536	271,168
	DENTSPLY SIRONA Inc.	4,592,746	266,609
*	Henry Schein Inc.	2,933,742	223,434
	Universal Health Services Inc. Class B	1,593,474	220,489
	Organon & Co.	5,323,751	174,566
*	DaVita Inc.	1,408,541	163,757
	Perrigo Co. plc	108	5
			101,693,609
Industrials (8.0%)
	Honeywell International Inc.	14,501,523	3,078,383
	United Parcel Service Inc. Class B	15,297,107	2,785,603
	Raytheon Technologies Corp.	31,671,643	2,722,494
	Union Pacific Corp.	13,697,027	2,684,754
*	Boeing Co.	11,573,391	2,545,452
	General Electric Co.	23,056,238	2,375,484
	Caterpillar Inc.	11,499,335	2,207,527
	3M Co.	12,154,154	2,132,082
	Deere & Co.	5,962,648	1,997,904
	Lockheed Martin Corp.	5,176,523	1,786,418
	CSX Corp.	47,355,665	1,408,358
	Eaton Corp. plc	8,372,332	1,250,073
	Illinois Tool Works Inc.	6,020,593	1,244,035
	Norfolk Southern Corp.	5,187,907	1,241,207
	Waste Management Inc.	8,137,692	1,215,446
	Emerson Electric Co.	12,556,891	1,182,859
	Northrop Grumman Corp.	3,161,501	1,138,615
	FedEx Corp.	5,166,661	1,132,997
	Johnson Controls International plc	14,960,891	1,018,537
	Roper Technologies Inc.	2,214,738	988,061
	IHS Markit Ltd.	8,372,636	976,417
	General Dynamics Corp.	4,873,809	955,413
	Carrier Global Corp.	18,226,740	943,416
	L3Harris Technologies Inc.	4,221,371	929,715
	Trane Technologies plc	4,991,384	861,762
	Parker-Hannifin Corp.	2,711,198	758,105
	Otis Worldwide Corp.	8,965,511	737,682
	Rockwell Automation Inc.	2,437,436	716,704
	Cintas Corp.	1,838,084	699,685
*	TransDigm Group Inc.	1,099,485	686,705
	Verisk Analytics Inc. Class A	3,388,181	678,551
	Cummins Inc.	3,015,864	677,242
	Equifax Inc.	2,559,643	648,665
*	Southwest Airlines Co.	12,431,542	639,354
	Fastenal Co.	12,075,556	623,219
*	Copart Inc.	4,473,453	620,557
	AMETEK Inc.	4,855,280	602,103
	Stanley Black & Decker Inc.	3,423,811	600,228
	PACCAR Inc.	7,290,848	575,394
*	Delta Air Lines Inc.	13,437,833	572,586
	Old Dominion Freight Line Inc.	1,970,933	563,647
*	Generac Holdings Inc.	1,325,923	541,865

		Shares	Market Value ($000)
*	United Rentals Inc.	1,520,255	533,503
	Fortive Corp.	7,530,139	531,402
	Republic Services Inc. Class A	4,412,524	529,768
	Kansas City Southern	1,910,381	517,026
	Dover Corp.	3,023,213	470,110
	Xylem Inc.	3,783,462	467,939
*	Ingersoll Rand Inc.	8,508,823	428,930
	Expeditors International of Washington Inc.	3,567,807	425,033
	Jacobs Engineering Group Inc.	2,736,361	362,650
	WW Grainger Inc.	918,656	361,087
	Westinghouse Air Brake Technologies Corp.	3,969,778	342,235
	Quanta Services Inc.	2,922,376	332,625
	IDEX Corp.	1,596,047	330,302
	Textron Inc.	4,706,930	328,591
*	United Airlines Holdings Inc.	6,796,137	323,292
	JB Hunt Transport Services Inc.	1,767,462	295,555
	Masco Corp.	5,190,715	288,344
	Leidos Holdings Inc.	2,972,498	285,746
*	American Airlines Group Inc.	13,596,310	278,996
	Fortune Brands Home & Security Inc.	2,895,654	258,929
	Pentair plc	3,483,159	252,982
	Howmet Aerospace Inc.	8,106,240	252,915
	Allegion plc	1,883,588	248,973
	CH Robinson Worldwide Inc.	2,766,210	240,660
	Snap-on Inc.	1,133,447	236,834
	Robert Half International Inc.	2,351,100	235,886
	A O Smith Corp.	2,797,199	170,825
	Rollins Inc.	4,753,736	167,950
	Huntington Ingalls Industries Inc.	842,949	162,740
*	Alaska Air Group Inc.	2,630,177	154,128
	Nielsen Holdings plc	7,571,543	145,298
			61,706,558
Information Technology (27.5%)
	Apple Inc.	329,844,891	46,673,052
	Microsoft Corp.	157,844,853	44,499,621
	NVIDIA Corp.	52,342,779	10,843,330
	Visa Inc. Class A	35,197,597	7,840,265
*	PayPal Holdings Inc.	24,680,890	6,422,214
	Mastercard Inc. Class A	18,298,007	6,361,851
*	Adobe Inc.	10,006,400	5,760,885
*	salesforce.com Inc.	20,406,417	5,534,628
	Cisco Systems Inc.	88,515,706	4,817,910
	Intel Corp.	85,214,113	4,540,208
	Accenture plc Class A	13,319,250	4,261,094
	Broadcom Inc.	8,617,006	4,178,645
	Texas Instruments Inc.	19,390,571	3,727,062
	Intuit Inc.	5,739,568	3,096,554
	QUALCOMM Inc.	23,692,646	3,055,877
	Oracle Corp.	34,600,002	3,014,698
*	Advanced Micro Devices Inc.	25,477,955	2,621,682
	International Business Machines Corp.	18,826,839	2,615,613
*	ServiceNow Inc.	4,160,916	2,589,213
	Applied Materials Inc.	19,197,414	2,471,283
	Analog Devices Inc.	11,298,391	1,892,255
	Automatic Data Processing Inc.	8,886,490	1,776,587
	Lam Research Corp.	2,993,135	1,703,543
	Micron Technology Inc.	23,646,125	1,678,402
	Fidelity National Information Services Inc.	12,974,525	1,578,740

		Shares	Market Value ($000)
*	Fiserv Inc.	12,518,885	1,358,299
*	Autodesk Inc.	4,621,514	1,317,917
	NXP Semiconductors NV	5,569,547	1,090,907
	KLA Corp.	3,208,348	1,073,225
	Global Payments Inc.	6,170,785	972,392
*	Synopsys Inc.	3,205,067	959,629
	TE Connectivity Ltd.	6,890,368	945,496
	Amphenol Corp. Class A	12,566,379	920,236
	Microchip Technology Inc.	5,756,781	883,608
*	Cadence Design Systems Inc.	5,814,474	880,544
*	Fortinet Inc.	2,847,783	831,667
	Motorola Solutions Inc.	3,557,212	826,412
	Cognizant Technology Solutions Corp. Class A	11,041,667	819,402
	Xilinx Inc.	5,198,832	784,972
	Paychex Inc.	6,725,359	756,267
	HP Inc.	25,237,532	690,499
*	Keysight Technologies Inc.	3,868,876	635,618
*	ANSYS Inc.	1,832,515	623,880
	Corning Inc.	16,142,012	589,022
*	Zebra Technologies Corp. Class A	1,121,964	578,283
	Skyworks Solutions Inc.	3,468,175	571,486
*	Gartner Inc.	1,756,704	533,827
	CDW Corp.	2,887,545	525,591
*	Paycom Software Inc.	1,009,572	500,495
*	FleetCor Technologies Inc.	1,734,702	453,226
	Monolithic Power Systems Inc.	906,595	439,408
*	Trimble Inc.	5,285,579	434,739
*	Enphase Energy Inc.	2,827,101	423,980
	NetApp Inc.	4,704,451	422,272
*	Teledyne Technologies Inc.	978,885	420,509
*	VeriSign Inc.	2,043,927	419,025
	Broadridge Financial Solutions Inc.	2,439,553	406,527
*	Arista Networks Inc.	1,176,030	404,131
*	Tyler Technologies Inc.	858,030	393,535
	Hewlett Packard Enterprise Co.	27,426,907	390,833
*	Qorvo Inc.	2,334,124	390,242
	Teradyne Inc.	3,464,727	378,244
*	Western Digital Corp.	6,435,729	363,233
	Seagate Technology Holdings plc	4,397,258	362,862
*	Akamai Technologies Inc.	3,419,579	357,654
*	Ceridian HCM Holding Inc.	2,833,748	319,137
	NortonLifeLock Inc.	12,213,916	309,012
	Citrix Systems Inc.	2,609,048	280,133
*	PTC Inc.	2,218,840	265,795
	Jack Henry & Associates Inc.	1,560,013	255,936
*	F5 Networks Inc.	1,266,521	251,759
	Juniper Networks Inc.	6,828,594	187,923
*	DXC Technology Co.	5,290,061	177,799
	Western Union Co.	8,533,830	172,554
*	IPG Photonics Corp.	752,779	119,240
			212,024,594
Materials (2.5%)
	Linde plc	10,846,651	3,182,190
	Sherwin-Williams Co.	5,086,533	1,422,856
	Air Products and Chemicals Inc.	4,649,930	1,190,894
	Ecolab Inc.	5,228,216	1,090,710
	Freeport-McMoRan Inc.	30,839,110	1,003,196
	Newmont Corp.	16,787,490	911,561

		Shares	Market Value ($000)
	Dow Inc.	15,666,802	901,781
	DuPont de Nemours Inc.	10,984,434	746,832
	PPG Industries Inc.	4,986,594	713,133
	International Flavors & Fragrances Inc.	5,230,515	699,424
	Corteva Inc.	15,418,508	648,811
	Ball Corp.	6,859,028	617,107
	Nucor Corp.	6,167,758	607,462
	Albemarle Corp.	2,456,570	537,915
	LyondellBasell Industries NV Class A	5,549,518	520,822
	Vulcan Materials Co.	2,786,241	471,320
	International Paper Co.	8,207,865	458,984
	Martin Marietta Materials Inc.	1,309,894	447,565
	Amcor plc	32,380,934	375,295
	Avery Dennison Corp.	1,740,638	360,678
	Celanese Corp. Class A	2,333,421	351,506
	Eastman Chemical Co.	2,851,536	287,264
	Westrock Co.	5,610,589	279,576
	Packaging Corp. of America	1,995,115	274,209
	Mosaic Co.	7,260,085	259,330
	CF Industries Holdings Inc.	4,520,870	252,355
	FMC Corp.	2,702,885	247,476
	Sealed Air Corp.	3,148,128	172,486
			19,032,738
Real Estate (2.6%)
	American Tower Corp.	9,560,088	2,537,343
	Prologis Inc.	15,527,966	1,947,673
	Crown Castle International Corp.	9,078,406	1,573,469
	Equinix Inc.	1,885,213	1,489,563
	Public Storage	3,202,333	951,413
	Simon Property Group Inc.	6,903,164	897,204
	Digital Realty Trust Inc.	5,936,607	857,543
	SBA Communications Corp. Class A	2,301,284	760,735
	Welltower Inc.	8,877,417	731,499
*	CBRE Group Inc. Class A	7,053,525	686,731
	AvalonBay Communities Inc.	2,932,060	649,862
	Equity Residential	7,159,683	579,362
	Weyerhaeuser Co.	15,746,126	560,090
	Alexandria Real Estate Equities Inc.	2,911,829	556,363
	Realty Income Corp.	8,177,226	530,375
	Extra Space Storage Inc.	2,809,851	472,027
	Ventas Inc.	8,263,113	456,207
	Mid-America Apartment Communities Inc.	2,436,408	454,999
	Essex Property Trust Inc.	1,365,895	436,731
	Duke Realty Corp.	7,945,650	380,358
	Healthpeak Properties Inc.	11,318,944	378,958
	Boston Properties Inc.	2,984,482	323,369
	UDR Inc.	5,860,191	310,473
	Kimco Realty Corp.	12,883,958	267,342
	Iron Mountain Inc.	6,079,613	264,159
*	Host Hotels & Resorts Inc.	14,993,681	244,847
	Regency Centers Corp.	3,210,928	216,192
	Federal Realty Investment Trust	1,469,888	173,432
	Vornado Realty Trust	3,339,030	140,273
			19,828,592
Utilities (2.4%)
	NextEra Energy Inc.	41,204,525	3,235,379
	Duke Energy Corp.	16,159,819	1,577,037

		Shares	Market Value ($000)
	Southern Co.	22,241,433	1,378,302
	Dominion Energy Inc.	16,982,213	1,240,041
	Exelon Corp.	20,541,776	992,989
	American Electric Power Co. Inc.	10,505,949	852,873
	Sempra Energy	6,708,505	848,626
	Xcel Energy Inc.	11,308,005	706,750
	Public Service Enterprise Group Inc.	10,617,955	646,634
	American Water Works Co. Inc.	3,811,514	644,298
	Eversource Energy	7,216,928	590,056
	WEC Energy Group Inc.	6,624,556	584,286
	DTE Energy Co.	4,069,027	454,551
	PPL Corp.	16,162,607	450,614
	Edison International	7,974,452	442,343
	Ameren Corp.	5,400,554	437,445
	Entergy Corp.	4,222,123	419,299
	FirstEnergy Corp.	11,428,575	407,086
	Consolidated Edison Inc.	5,021,867	364,537
	CMS Energy Corp.	6,083,401	363,362
	AES Corp.	13,994,188	319,487
	CenterPoint Energy Inc.	12,451,543	306,308
	Evergy Inc.	4,815,931	299,551
	Alliant Energy Corp.	5,256,185	294,241
	Atmos Energy Corp.	2,748,834	242,447
	NRG Energy Inc.	5,144,544	210,052
	NiSource Inc.	8,250,947	199,920
	Pinnacle West Capital Corp.	2,371,867	171,628
			18,680,142
Total Common Stocks (Cost $410,837,246)			766,879,233
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund, 0.068% (Cost $3,735,544)	37,363,406	3,736,340
Total Investments (100.1%) (Cost $414,572,790)			770,615,573
Other Assets and Liabilities—Net (-0.1%)			(447,117)
Net Assets (100%)			770,168,456
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $28,553,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $29,250,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2021	12,607	2,709,087	(90,441)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid) (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Consolidated Edison Inc.	8/31/22	BOANA	174,216	(0.550)[1]	—	(80)
Kroger Co.	1/31/22	GSI	41,100	(0.084)[2]	—	(671)
Netflix Inc.	8/31/22	BOANA	61,034	(0.050)[1]	—	(2)
State Street Corp.	8/31/23	BOANA	160,968	(0.650)[1]	990	—
Visa Inc. Class A	8/31/22	BOANA	55,688	0.050[1]	2	—
Williams Cos Inc.	8/31/22	BOANA	93,384	(0.450)[1]	1,444	—
					2,436	(753)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
2	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	766,879,233	—	—	766,879,233
Temporary Cash Investments	3,736,340	—	—	3,736,340
Total	770,615,573	—	—	770,615,573
Derivative Financial Instruments
Assets
Swap Contracts	—	2,436	—	2,436
Liabilities
Futures Contracts[1]	90,441	—	—	90,441
Swap Contracts	—	753	—	753
Total	90,441	753	—	91,194
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.